Balanced Account
BALANCED ACCOUNT
Objective:
The Account seeks to generate a total return consisting of current income and capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Balanced Account Balanced Account, Class 1
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.66%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Balanced Account Balanced Account, Class 1	67	211	368	822

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 147.3% of the average value of its portfolio.

Principal Investment Strategies
The Account seeks growth of capital and current income by investing primarily in equity securities and bonds. Though the percentages in each category are not fixed, equity securities generally represent 50% to 70% of the Account's assets. The remainder of the Account's assets is invested in bonds and cash. The Account utilizes an asset allocation approach that primarily focuses on asset class allocation (equity versus fixed income) and secondarily growth versus value, domestic versus foreign, and market capitalization size. The Account invests in equity securities of small, medium, and large market capitalization companies. The Account actively trades portfolio securities.
The Account invests in intermediate maturity fixed-income or debt securities including government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities), corporate bonds, asset-backed securities, mortgage-backed securities, and cash. The Account invests in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). As of December 31, 2013, the average portfolio duration of the fixed-income portion of the Account was 5.13 years.
During the fiscal year ended December 31, 2013, the average ratings of the Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.01% in securities rated Aaa	4.24% in securities rated Ba	0.00% in securities rated C
2.58% in securities rated Aa	3.09% in securities rated B	0.00% in securities rated D
11.56% in securities rated A	2.35% in securities rated Caa	0.62% in securities not rated
21.36% in securities rated Baa	0.19% in securities rated Ca

Principal Risks
The Account may be an appropriate investment for investors seeking current income as well as long-term growth of capital.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	12.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-17.87%

Average Annual Total Returns PVC Contract Funds Prospectus Balanced Account	Label	1 Year	5 Years	10 Years
Balanced Account, Class 1	Balanced Account - Class 1	19.48%	14.11%	6.31%
60% S&P 500 Index/40% Barclays Aggregate Bond Index [Member]	60% S&P 500 Index/40% Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	17.56%	12.71%	6.54%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

The Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The blended index (as described in the table) is used to show the performance of the various asset classes used by the Account.

Bond and Mortgage Securities Account
BOND & MORTGAGE SECURITIES ACCOUNT
Objective:
The Account seeks to provide current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Bond and Mortgage Securities Account Bond and Mortgage Securities Account, Class 1
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.45%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Bond and Mortgage Securities Account Bond and Mortgage Securities Account, Class 1	46	144	252	567

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 204.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of each purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Account also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Account maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.55 years.
The Account actively trades portfolio securities and enters into dollar roll transactions which may involve leverage. The Account utilizes derivative strategies for hedging or managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Account invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Account uses forwards to manage its foreign currency exposure.
During the fiscal year ended December 31, 2013, the average ratings of the Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

52.35% in securities rated Aaa	5.67% in securities rated Ba	0.02% in securities rated C
2.62% in securities rated Aa	5.41% in securities rated B	0.00% in securities rated D
10.73% in securities rated A	1.81% in securities rated Caa	0.95% in securities not rated
20.38% in securities rated Baa	0.06% in securities rated Ca

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.32%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-8.24%

Average Annual Total Returns PVC Contract Funds Prospectus Bond and Mortgage Securities Account	Label	1 Year	5 Years	10 Years
Bond and Mortgage Securities Account, Class 1	Bond & Mortgage Securities Account - Class 1	(0.86%)	9.04%	4.06%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%

Bond Market Index Account
BOND MARKET INDEX ACCOUNT
Objective:
The Account seeks to provide current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Bond Market Index Account Bond Market Index Account, Class 1
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.26%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Bond Market Index Account Bond Market Index Account, Class 1	27	84	146	331

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account's portfolio turnover rate was 225.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities held by the Barclays U.S. Aggregate Bond Index (the "Index") at the time of each purchase. The Index is composed of investment grade, fixed rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. The Account employs a passive investment approach designed to attempt to track the performance of the Index. Under normal circumstances, the Account maintains an average portfolio duration that is in line with the duration of the Index, which as of December 31, 2013 was 5.55 years. The Account actively trades portfolio securities.

Principal Risks
The Account may be an appropriate investment for investors interested in investing in a fixed-income mutual fund and preferring a passive, rather than active, management style.
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '13	0.49%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	-2.46%

Average Annual Total Returns PVC Contract Funds Prospectus Bond Market Index Account	Label	1 Year	Since Inception	Inception Date
Bond Market Index Account, Class 1	Bond Market Index Account - Class 1	(2.56%)	(0.32%)	May 15, 2012
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	0.14%

Diversified Balanced Account
DIVERSIFIED BALANCED ACCOUNT
Objective:
The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Diversified Balanced Account Diversified Balanced Account, Class 2
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	0.56%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Diversified Balanced Account Diversified Balanced Account, Class 2	57	179	313	701

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 10.1% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the “underlying funds”: Funds of Principal Funds, Inc. ("PFI") (Institutional class shares) - the International Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and Accounts of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) - the Bond Market Index and LargeCap S&P 500 Index Accounts. The Account generally allocates approximately 50% of its assets to the equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 50% to the Bond Market Index Account for intermediate duration fixed-income exposure. The percentages reflect the extent to which the Account normally invests in the particular market segment represented by the underlying funds, and the asset allocation strategy influences the potential investment risk and reward of the Account.
Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies) when it deems appropriate in order to achieve the Account’s investment objective. The assets of the Account are allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds.
In selecting underlying funds and their target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account is re-balanced monthly.
The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
The Account’s underlying funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the underlying funds invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure.

Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.
The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '10	6.79%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-6.34%

Average Annual Total Returns PVC Contract Funds Prospectus Diversified Balanced Account	Label	1 Year	Since Inception	Inception Date
Diversified Balanced Account, Class 2	Diversified Balanced Account - Class 2	12.95%	9.06%	Dec. 30, 2009
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	8.19%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.03%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	15.60%
S&P 400 MidCap Stock Index [Member]	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	33.50%	17.90%
S&P SmallCap 600 Stock Index [Member]	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	41.31%	19.91%
Diversified Balanced Custom Index [Member]	Diversified Balanced Custom Index (reflects no deduction for fees, expenses, or taxes)	13.85%	9.78%

The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Balanced Custom Index are 50% Barclays U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NDTR D, 4% S&P 400 Midcap Stock Index, and 4% S&P Smallcap 600 Stock Index.

Diversified Balanced Managed Volatility Account
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Objective:
The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PVC Contract Funds Prospectus Diversified Balanced Managed Volatility Account Diversified Balanced Managed Volatility Account, Class 2
Management Fees (as a percentage of Assets)		0.05%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.01%
Acquired Fund Fees and Expenses		0.34%
Expenses (as a percentage of Assets)		0.65%
Fee Waiver or Reimbursement	[2]	none
Net Expenses (as a percentage of Assets)		0.65%
[1]	Based on estimated expenses for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31% for Class 2 shares. It is expected that the expense limit will continue through the period ending April 30, 2015; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PVC Contract Funds Prospectus Diversified Balanced Managed Volatility Account Diversified Balanced Managed Volatility Account, Class 2	66	208

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. From October 31, 2013, date operations commenced, through December 31, 2013, the Account's annualized portfolio turnover rate was 6.6% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the “underlying funds”: Funds of Principal Funds, Inc. ("PFI") (Institutional class shares) - the International Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and Accounts of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) - the Bond Market Index and LargeCap S&P 500 Managed Volatility Index Accounts. The Account generally allocates approximately 50% of its assets to the equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 50% to the Bond Market Index Account for intermediate duration fixed-income exposure. The percentages reflect the extent to which the Account normally invests in the particular market segment represented by the underlying funds, and the asset allocation strategy influences the potential investment risk and reward of the Account.
Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies) when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account are allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting underlying funds and their target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account is re-balanced monthly.
The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
The Account's underlying funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the underlying funds invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure. An underlying fund also buys vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.

Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.
The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk.  Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges.  In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Volatility Management Risk.  Volatility management strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund's participation in market gains.

Performance
No performance is shown because the Account has not yet had a calendar year of performance. The Account's performance is compared to the Barclays U.S. Aggregate Bond Index. You may get updated performance information online at www.principal.com.

Diversified Growth Account
DIVERSIFIED GROWTH ACCOUNT
Objective:
The Account seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Diversified Growth Account Diversified Growth Account, Class 2
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	0.56%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Diversified Growth Account Diversified Growth Account, Class 2	57	179	313	701

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 7.7% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the “underlying funds”: Funds of Principal Funds, Inc. ("PFI") (Institutional class shares) - the International Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and Accounts of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) – the Bond Market Index and LargeCap S&P 500 Index Accounts. The Account generally allocates approximately 65% of its assets to the equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 35% to the Bond Market Index Account for intermediate duration fixed-income exposure. The percentages reflect the extent to which the Account normally invests in the particular market segment represented by the underlying funds, and the asset allocation strategy influences the potential investment risk and reward of the Account.
Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies) when it deems appropriate in order to achieve the Account’s investment objective. The assets of the Account are allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting underlying funds and their target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account is re-balanced monthly.
The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
The Account’s underlying funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the underlying funds invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure.

Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.
The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '10	8.57%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-9.31%

Average Annual Total Returns PVC Contract Funds Prospectus Diversified Growth Account	Label	1 Year	Since Inception	Inception Date
Diversified Growth Account, Class 2	Diversified Growth Account - Class 2	17.95%	10.73%	Dec. 30, 2009
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	8.19%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.03%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	15.60%
S&P 400 MidCap Stock Index [Member]	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	33.50%	17.90%
S&P SmallCap 600 Stock Index [Member]	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	41.31%	19.91%
Diversified Growth Custom Index [Member]	Diversified Growth Custom Index (reflects no deduction for fees, expenses, or taxes)	18.92%	11.36%

The Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities performance. The MSCI EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Growth Custom Index are 45% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE Index NDTR D, 5% S&P 400 Midcap Stock Index, and 5% S&P Smallcap 600 Stock Index.

Diversified Growth Managed Volatility Account
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Objective:
The Account seeks to provide long-term capital appreciation, with an emphasis on managing volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PVC Contract Funds Prospectus Diversified Growth Managed Volatility Account Diversified Growth Managed Volatility Account, Class 2
Management Fees (as a percentage of Assets)		0.05%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	none
Acquired Fund Fees and Expenses		0.36%
Expenses (as a percentage of Assets)		0.66%
Fee Waiver or Reimbursement	[2]	none
Net Expenses (as a percentage of Assets)		0.66%
[1]	Based on estimated expenses for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31% for Class 2 shares. It is expected that the expense limit will continue through the period ending April 30, 2015; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PVC Contract Funds Prospectus Diversified Growth Managed Volatility Account Diversified Growth Managed Volatility Account, Class 2	67	211

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. From October 31, 2013, date operations commenced, through December 31, 2013, the Account's annualized portfolio turnover rate was 127.3% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the “underlying funds”: Funds of Principal Funds, Inc. ("PFI") (Institutional class shares) - the International Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and Accounts of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) - the Bond Market Index and LargeCap S&P 500 Managed Volatility Index Accounts. The Account generally allocates approximately 65% of its assets to the equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 35% to the Bond Market Index Account for intermediate duration fixed-income exposure. The percentages reflect the extent to which the Account normally invests in the particular market segment represented by the underlying funds, and the asset allocation strategy influences the potential investment risk and reward of the Account.
Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies) when it deems appropriate in order to achieve the Account's investment objective. The assets of the Account are allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. In selecting underlying funds and their target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account is re-balanced monthly. The Account actively trades portfolio securities.
The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
The Account's underlying funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the underlying funds invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure. An underlying fund also buys vertical call spreads and vertical put spreads as part of an active strategy intended to reduce volatility. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security.

Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.
The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk.  Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges.  In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Volatility Management Risk.  Volatility management strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund's participation in market gains.

Performance
No performance is shown because the Account has not yet had a calendar year of performance. The Account's performance is compared to the S&P 500 Index. You may get updated performance information online at www.principal.com.

Diversified Income Account
DIVERSIFIED INCOME ACCOUNT
Objective:
The Account seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Diversified Income Account Diversified Income Account, Class 2
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	0.57%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Diversified Income Account Diversified Income Account, Class 2	58	183	318	714

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 27.0% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among the “underlying funds”: Funds of Principal Funds, Inc. ("PFI") (Institutional class shares) - the International Equity Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds - and Accounts of Principal Variable Contracts Funds, Inc. ("PVC") (Class 1 Shares) – the Bond Market Index and LargeCap S&P 500 Index Accounts. The Account generally allocates approximately 35% of its assets to the equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S investments and approximately 65% to the Bond Market Index Account for intermediate duration fixed-income exposure. The percentages reflect the extent to which the Account normally invests in the particular market segment represented by the underlying funds, and the asset allocation strategy influences the potential investment risk and reward of the Account.
Without shareholder approval, Principal Management Corporation ("Principal"), the manager for PVC and PFI, may alter the percentage ranges and/or substitute or remove underlying funds (including investing in other investment companies) when it deems appropriate in order to achieve the Account’s investment objective. The assets of the Account are allocated among underlying funds in accordance with its investment objective, while considering Principal's outlook for the economy, the financial markets, and the relative market valuations of the underlying funds.
In selecting underlying funds and their target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. The Account is re-balanced monthly.
The net asset value of the Account's shares is affected by changes in the value of the shares of the underlying funds it owns. The Account's investments are invested in the underlying funds and, as a result, the Account's performance is directly related to their performance. The Account's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.
The Account’s underlying funds utilize derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the underlying funds invest in equity index futures to manage the equity exposure and Treasury futures to manage the fixed-income exposure.

Principal Risks
The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.
The diversification of the Account is designed to cushion losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 2 Shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '13	3.23%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	-0.83%

Average Annual Total Returns PVC Contract Funds Prospectus Diversified Income Account	Label	1 Year	Since Inception	Inception Date
Diversified Income Account, Class 2	Diversified Income Account - Class 2	8.14%	8.36%	May 15, 2012
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	24.39%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	0.14%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	25.08%
S&P 400 MidCap Stock Index [Member]	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)	33.50%	25.65%
S&P SmallCap 600 Stock Index [Member]	S&P Smallcap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)	41.31%	30.71%
Diversified Income Custom Index [Member]	Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	8.96%	8.53%

The S&P 500 Index is used to show large cap U.S. equity market performance. The MSCI EAFE Index NDTR D is used to show international stock performance. The S&P 400 Midcap Stock Index is used to show mid cap U.S. equity market performance. The S&P Smallcap 600 Stock Index is used to show small cap U.S. equity market performance. The custom index (as defined below) is used to show the performance of the various asset classes used by the Account, and the Average Annual Total Returns table shows performance of the components of the custom index. The weightings for the Diversified Income Custom Index are 65% Barclays U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NDTR D, 3% S&P 400 Midcap Stock Index, and 3% S&P Smallcap 600 Stock Index.

Diversified International Account
DIVERSIFIED INTERNATIONAL ACCOUNT
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Diversified International Account	Diversified International Account, Class 1	Diversified International Account, Class 2
Management Fees (as a percentage of Assets)	0.83%	0.83%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Expenses (as a percentage of Assets)	0.87%	1.12%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Diversified International Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Diversified International Account, Class 1	89	278	482	1,073
Diversified International Account, Class 2	114	356	617	1,363

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 79.5% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in equity securities of companies domiciled in any of the nations of the world. The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand; however, the Account also invests in emerging market securities. The Account invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in U.S. and non-U.S. markets, including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (01/08/2007) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.14%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.01%

Average Annual Total Returns PVC Contract Funds Prospectus Diversified International Account	Label	1 Year	5 Years	10 Years
Diversified International Account, Class 1	Diversified International - Class 1 (inception 05/02/1994)	18.40%	12.41%	7.95%
Diversified International Account, Class 2	Diversified International - Class 2 (inception 01/08/2007)	18.18%	12.10%	7.68%
MSCI ACWI Ex-U.S. Index [Member]	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	15.29%	12.81%	7.57%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%

Effective March 1, 2014, the Fund’s primary benchmark changed from the MSCI EAFE Index NDTR D to the MSCI ACWI Ex-U.S. because the MSCI ACWI Ex-U.S. more closely aligns with the Fund’s investments in developed and emerging markets than the MSCI EAFE Index NDTR D.

Equity Income Account
EQUITY INCOME ACCOUNT
Objective:
The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Equity Income Account	Equity Income Account, Class 1	Equity Income Account, Class 2
Management Fees (as a percentage of Assets)	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.48%	0.73%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Equity Income Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Equity Income Account, Class 1	49	154	269	604
Equity Income Account, Class 2	75	233	406	906

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 18.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of each purchase. The Account usually invests in equity securities of companies with large market capitalizations. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2013, this range was between approximately $1.126 billion and $526.685 billion). The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account also invests in real estate investment trusts and securities of foreign issuers.

Principal Risks
The Account may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	13.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.89%

Average Annual Total Returns PVC Contract Funds Prospectus Equity Income Account	Label	1 Year	5 Years	10 Years
Equity Income Account, Class 1	Equity Income Account - Class 1	27.30%	16.16%	8.60%
Equity Income Account, Class 2	Equity Income Account - Class 2	27.02%	15.88%	8.33%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	32.53%	16.67%	7.58%

Government and High Quality Bond Account
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Objective:
The Account seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Government and High Quality Bond Account	Government and High Quality Bond Account, Class 1	Government and High Quality Bond Account, Class 2
Management Fees (as a percentage of Assets)	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Expenses (as a percentage of Assets)	0.51%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Government and High Quality Bond Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Government and High Quality Bond Account, Class 1	52	164	285	640
Government and High Quality Bond Account, Class 2	78	243	422	942

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 45.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities at the time of each purchase. Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Barclays Fixed-Rate MBS Index, which as of December 31, 2013 was 5.70 years. The Account also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund. On March 1, 2004, the investment policies of the predecessor Fund were modified. As a result, the predecessor Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '06	3.42%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	-1.92%

Average Annual Total Returns PVC Contract Funds Prospectus Government and High Quality Bond Account	Label	1 Year	5 Years	10 Years
Government and High Quality Bond Account, Class 1	Government & High Quality Bond Account - Class 1	(1.03%)	4.25%	4.30%
Government and High Quality Bond Account, Class 2	Government & High Quality Bond Account - Class 2	(1.30%)	3.99%	4.04%
Barclays MBS Fixed Rate Index [Member]	Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	(1.45%)	3.70%	4.64%

Income Account
INCOME ACCOUNT
Objective:
The Account seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Income Account	Income Account, Class 1	Income Account, Class 2
Management Fees (as a percentage of Assets)	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Expenses (as a percentage of Assets)	0.51%	0.76%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Income Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Income Account, Class 1	52	164	285	640
Income Account, Class 2	78	243	422	942

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 12.8% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Account maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.55 years. The Account also invests in foreign securities and real estate investment trust ("REIT") securities.
During the fiscal year ended December 31, 2013, the average ratings of the Account's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

26.18% in securities rated Aaa	4.20% in securities rated Ba	0.00% in securities rated C
1.99% in securities rated Aa	5.95% in securities rated B	0.00% in securities rated D
18.38% in securities rated A	1.89% in securities rated Caa	1.38% in securities not rated
40.03% in securities rated Baa	0.00% in securities rated Ca

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.
The value of your investment in the Account changes with the value of the Account 's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	7.98%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-4.21%

Average Annual Total Returns PVC Contract Funds Prospectus Income Account	Label	1 Year	5 Years	10 Years
Income Account, Class 1	Income Account - Class 1	0.40%	8.49%	5.71%
Income Account, Class 2	Income Account - Class 2	0.10%	8.22%	5.44%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%

International Emerging Markets Account
INTERNATIONAL EMERGING MARKETS ACCOUNT
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus International Emerging Markets Account International Emerging Markets Account Class 1
Management Fees (as a percentage of Assets)	1.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.39%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus International Emerging Markets Account International Emerging Markets Account Class 1	142	440	761	1,669

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 118.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of each purchase. Emerging market companies are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Account invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	29.44%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.34%

Average Annual Total Returns PVC Contract Funds Prospectus International Emerging Markets Account	Label	1 Year	5 Years	10 Years
International Emerging Markets Account Class 1	International Emerging Markets - Class 1	(5.03%)	13.54%	10.88%
MSCI-Emerging Markets NDTR D Index [Member]	MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	(2.60%)	14.79%	11.17%

Largecap Blend Account II
LARGECAP BLEND ACCOUNT II
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Largecap Blend Account II		LargeCap Blend Account II Class 1	LargeCap Blend Account II Class 2
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		0.02%	0.02%
Expenses (as a percentage of Assets)		0.77%	1.02%
Fee Waiver or Reimbursement	[1]	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		0.75%	1.00%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2015. The fee waiver will reduce the Account's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Largecap Blend Account II (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Blend Account II Class 1	77	243	425	952
LargeCap Blend Account II Class 2	102	322	561	1,245

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 44.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the S&P 500 Index (as of December 31, 2013, this range was between approximately $3.353 billion and $504.852 billion). The Account also invests in securities of foreign issuers.
Employing a "blend" strategy, the Account's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.
Principal Management Corporation invests between 10% and 35% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The table shows changes in the Account's performance from year to year. The bar chart shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (01/08/2007) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.92%

Average Annual Total Returns PVC Contract Funds Prospectus Largecap Blend Account II	Label	1 Year	5 Years	10 Years
LargeCap Blend Account II Class 1	LargeCap Blend Account II - Class 1 (inception 05/01/2002)	31.40%	17.30%	7.11%
LargeCap Blend Account II Class 2	LargeCap Blend Account II - Class 2 (inception 01/08/2007)	31.26%	17.00%	6.85%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

Largecap Growth Account
LARGECAP GROWTH ACCOUNT
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Largecap Growth Account	LargeCap Growth Account Class 1	LargeCap Growth Account Class 2
Management Fees (as a percentage of Assets)	0.68%	0.68%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Expenses (as a percentage of Assets)	0.69%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Largecap Growth Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LargeCap Growth Account Class 1	70	221	384	859
LargeCap Growth Account Class 2	96	300	520	1,155

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 70.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $526.685 billion). The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future.You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (01/08/2007) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.54%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.99%

Average Annual Total Returns PVC Contract Funds Prospectus Largecap Growth Account	Label	1 Year	5 Years	10 Years
LargeCap Growth Account Class 1	LargeCap Growth Account - Class 1 (inception 05/02/1994)	33.91%	17.64%	7.84%
LargeCap Growth Account Class 2	LargeCap Growth Account - Class 2 (inception 01/08/2007)	33.64%	17.36%	7.57%
Russell 1000 Growth Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	7.83%

Largecap Growth Account I
LARGECAP GROWTH ACCOUNT I
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PVC Contract Funds Prospectus Largecap Growth Account I LargeCap Growth Account I Class 1
Management Fees (as a percentage of Assets)		0.76%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.77%
Fee Waiver or Reimbursement	[1]	(0.02%)
Net Expenses (as a percentage of Assets)		0.75%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2015. The fee waiver will reduce the Account's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Largecap Growth Account I LargeCap Growth Account I Class 1	77	243	425	952

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 36.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $526.685 billion). The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.90%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.69%

Average Annual Total Returns PVC Contract Funds Prospectus Largecap Growth Account I	Label	1 Year	5 Years	10 Years
LargeCap Growth Account I Class 1	LargeCap Growth I - Class 1	36.14%	23.60%	8.79%
Russell 1000 Value Index [Member]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	33.48%	20.39%	7.83%

LargeCap S&P 500 Index Account
LARGECAP S&P 500 INDEX ACCOUNT
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus LargeCap S&P 500 Index Account LargeCap S&P 500 Index Account Class 1
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.25%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus LargeCap S&P 500 Index Account LargeCap S&P 500 Index Account Class 1	26	80	141	318

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 7.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of each purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $3.353 billion and $504.852 billion. The Account employs a passive investment approach designed to attempt to track the performance of the Index. The Account utilizes derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Account invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Account.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.01%

Average Annual Total Returns PVC Contract Funds Prospectus LargeCap S&P 500 Index Account	Label	1 Year	5 Years	10 Years
LargeCap S&P 500 Index Account Class 1	LargeCap S&P 500 Index - Class 1	32.04%	17.58%	7.08%
S&P 500 Index [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

LargeCap S&P 500 Managed Volatility Index Account
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Objective:
The Account seeks long-term growth of capital, with an emphasis on managing volatility.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PVC Contract Funds Prospectus LargeCap S&P 500 Managed Volatility Index Account LargeCap S&P 500 Managed Volatility Index Account, Class 1
Management Fees (as a percentage of Assets)		0.45%
Other Expenses (as a percentage of Assets):	[1]	0.04%
Expenses (as a percentage of Assets)		0.49%
Fee Waiver or Reimbursement	[2]	none
Net Expenses (as a percentage of Assets)		0.49%
[1]	Based on estimated expenses for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.49% for Class 1 shares. It is expected that the expense limit will continue through the period ending April 30, 2015; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PVC Contract Funds Prospectus LargeCap S&P 500 Managed Volatility Index Account LargeCap S&P 500 Managed Volatility Index Account, Class 1	50	157

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. From October 31, 2013, date operations commenced, through December 31, 2013, the Account's annualized portfolio turnover rate was 74.7% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $3.353 billion and $504.852 billion. The Account uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. In part, the Account employs a passive investment approach designed to attempt to track the performance of the Index. This portion of the Account also invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Account also employs an active volatility management strategy that buys vertical put spreads and vertical call spreads on the S&P 500 Index, S&P 500 Index futures, and an S&P 500 Index ETF. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security. This strategy seeks to produce gains regardless of the directional movement of the S&P 500 Index and mitigate volatility.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Account.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept fluctuations in the value of investments, and interested in a predominately passive management style with some active management designed to reduce volatility.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk.  Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges.  In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Volatility Management Risk. Volatility management strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund's participation in market gains.

Performance
No performance is shown because the Account has not yet had a calendar year of performance. The Account's performance is compared to the S&P 500 Index. You may get updated performance information online at www.principal.com.

LargeCap Value Account
LARGECAP VALUE ACCOUNT
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus LargeCap Value Account LargeCap Value Account Class 1
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.61%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus LargeCap Value Account LargeCap Value Account Class 1	62	195	340	762

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 140.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (which as of December 31, 2013 ranged between approximately $1.126 billion and $526.685 billion). The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account actively trades portfolio securities.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.93%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.55%

Average Annual Total Returns PVC Contract Funds Prospectus LargeCap Value Account	Label	1 Year	5 Years	10 Years
LargeCap Value Account Class 1	LargeCap Value Account - Class 1	30.83%	15.80%	6.86%
Russell 1000 Value Index [Member]	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	32.53%	16.67%	7.58%

MidCap Account (Formerly Known as Midcap Blend Account)
MIDCAP ACCOUNT
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus MidCap Account (Formerly Known as Midcap Blend Account)	Midcap Account Class 1	MidCap Account Class 2
Management Fees (as a percentage of Assets)	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.53%	0.78%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus MidCap Account (Formerly Known as Midcap Blend Account) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Midcap Account Class 1	54	170	296	665
MidCap Account Class 2	80	249	433	966

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 12.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Account, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2013, this range was between approximately $1.126 billion and $29.14 billion). The Account invests in foreign securities.
The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (09/09/2009) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.19%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.92%

Average Annual Total Returns PVC Contract Funds Prospectus MidCap Account (Formerly Known as Midcap Blend Account)	Label	1 Year	5 Years	10 Years
Midcap Account Class 1	MidCap Account - Class 1 (inception 12/18/1987)	33.93%	23.52%	11.81%
MidCap Account Class 2	MidCap Account - Class 2 (inception 09/09/2009)	33.58%	23.22%	11.52%
Russell Midcap Index [Member]	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	34.76%	22.36%	10.22%

Money Market Account
MONEY MARKET ACCOUNT
Objective:
The Account seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Money Market Account	Money Market Account Class 1	Money Market Account Class 2
Management Fees (as a percentage of Assets)	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Expenses (as a percentage of Assets)	0.47%	0.72%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Money Market Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Money Market Account Class 1	48	151	263	591
Money Market Account Class 2	74	230	401	894

Principal Investment Strategies
The Account seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Account maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Account's assets may rise or fall.

Principal Risks
The Account may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.
An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account. The principal risks of investing in the Account, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (01/08/2007) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '07	1.24%
Lowest return for a quarter during the period of the bar chart above:	Q4 '13	0.00%

Average Annual Total Returns PVC Contract Funds Prospectus Money Market Account	Label	1 Year	5 Years	10 Years
Money Market Account Class 1	Money Market Account - Class 1 (inception 03/18/1983)	none	0.04%	1.58%
Money Market Account Class 2	Money Market Account - Class 2 (inception 01/08/2007)	none	0.04%	1.42%
Barclays U.S. Treasury Bellwethers 3 Month Index [Member]	Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.08%	0.14%	1.71%

Principal Capital Appreciation Account (fka West Coast Equity Account)
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Objective:
The Account seeks to provide long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Principal Capital Appreciation Account (fka West Coast Equity Account)	Principal Capital Appreciation Account (fka West Coast Equity Acct) Class 1	Principal Capital Appreciation Account (fka West Coast Equity Acct) Class 2
Management Fees (as a percentage of Assets)	0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Expenses (as a percentage of Assets)	0.65%	0.90%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Principal Capital Appreciation Account (fka West Coast Equity Account) (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Capital Appreciation Account (fka West Coast Equity Acct) Class 1	66	208	362	810
Principal Capital Appreciation Account (fka West Coast Equity Acct) Class 2	92	287	498	1,108

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 6.7% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.33%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.70%

Average Annual Total Returns PVC Contract Funds Prospectus Principal Capital Appreciation Account (fka West Coast Equity Account)	Label	1 Year	5 Years	10 Years
Principal Capital Appreciation Account (fka West Coast Equity Acct) Class 1	Principal Capital Appreciation Account - Class 1	32.65%	17.76%	8.48%
Principal Capital Appreciation Account (fka West Coast Equity Acct) Class 2	Principal Capital Appreciation Account - Class 2	32.27%	17.47%	8.20%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%

Principal Lifetime Strategic Income Account
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Objective:
The Account seeks current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime Strategic Income Account Principal LifeTime Strategic Income Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.57%
Expenses (as a percentage of Assets)	0.62%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime Strategic Income Account Principal LifeTime Strategic Income Account Class 1	63	199	346	774

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 25.1% of the average value of its portfolio.

Principal Investment Strategies
The Account invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.
Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.25%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-12.55%

Average Annual Total Returns PVC Contract Funds Prospectus Principal Lifetime Strategic Income Account	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime Strategic Income Account Class 1	Principal LifeTime Strategic Income - Class 1	5.11%	9.56%	4.65%	Aug. 30, 2004
S&P Target Date Retirement Income Index [Member]	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	6.28%	7.62%	5.02%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.52%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	7.23%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.57%
Principal LifeTime Strategic Income Blended Index [Member]	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.51%	7.83%	5.81%

Effective March 1, 2014, the Account's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds. The Russell 3000® Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI EAFE Index NDTR D is used to show international stock performance. Performance of a blended index (as defined below) shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime Strategic Income Blended Index were 75.0% Barclays U.S. Aggregate Bond Index, 19.45% Russell 3000® Index, and 5.55% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal Lifetime 2010 Account
PRINCIPAL LIFETIME 2010 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2010 Account Principal LifeTime 2010 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.61%
Expenses (as a percentage of Assets)	0.65%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2010 Account Principal LifeTime 2010 Account Class 1	66	208	362	810

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 36.5% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.
Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.48%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-17.06%

Average Annual Total Returns PVC Contract Funds Prospectus Principal Lifetime 2010 Account	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2010 Account Class 1	Principal LifeTime 2010 - Class 1	10.81%	12.36%	5.61%	Aug. 30, 2004
S&P Target Date 2010 Index [Member]	S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)	9.42%	9.16%	5.69%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.52%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	7.23%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.57%
Principal LifeTime 2010 Blended Index [Member]	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	11.07%	10.85%	5.99%

Effective March 1, 2014, the Account's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2010 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds. The Russell 3000® Index is used to show the performance of the largest 3000 US companies representing approximately 98% of the investable US equity market. The MSCI EAFE Index NDTR D is used to show international stock performance. Performance of a blended index (as defined below) shows how the Fund’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2010 Blended Index were 57.50% Barclays U.S. Aggregate Bond Index, 31.35% Russell 3000® Index, and 11.15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal Lifetime 2020 Account
PRINCIPAL LIFETIME 2020 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2020 Account Principal LifeTime 2020 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.64%
Expenses (as a percentage of Assets)	0.67%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2020 Account Principal LifeTime 2020 Account Class 1	68	214	373	835

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 49.6% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.
Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.15%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.82%

Average Annual Total Returns PVC Contract Funds Prospectus Principal Lifetime 2020 Account	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2020 Account Class 1	Principal LifeTime 2020 - Class 1	15.97%	14.07%	6.58%	Aug. 30, 2004
S&P Target Date 2020 Index [Member]	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	14.76%	11.75%	6.57%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.52%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	7.23%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.57%
Principal LifeTime 2020 Blended Index [Member]	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	17.78%	12.88%	6.71%

Principal Lifetime 2030 Account
PRINCIPAL LIFETIME 2030 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2030 Account Principal LifeTime 2030 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.68%
Expenses (as a percentage of Assets)	0.72%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2030 Account Principal LifeTime 2030 Account Class 1	74	230	401	894

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 58.6% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account's name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.
Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account's name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio's securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.66%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-20.20%

Average Annual Total Returns PVC Contract Funds Prospectus Principal Lifetime 2030 Account	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2030 Account Class 1	Principal LifeTime 2030 - Class 1	18.96%	14.75%	6.60%	Aug. 30, 2004
S&P Target Date 2030 Index [Member]	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	19.14%	13.60%	7.10%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.52%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	7.23%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.57%
Principal LifeTime 2030 Blended Index [Member]	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	22.26%	14.29%	7.09%

Effective March 1, 2014, the Account's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2030 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds. The Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. The MSCI EAFE Index NDTR D is used to show international stock performance. Performance of a blended index (as defined below) shows how the Account's performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2030 Blended Index were 55.80% Russell 3000® Index, 23.75% Barclays U.S. Aggregate Bond Index, and 20.45% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal Lifetime 2040 Account
PRINCIPAL LIFETIME 2040 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2040 Account Principal LifeTime 2040 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	0.74%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2040 Account Principal LifeTime 2040 Account Class 1	76	237	411	918

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 67.2% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.
Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.52%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.31%

Average Annual Total Returns PVC Contract Funds Prospectus Principal Lifetime 2040 Account	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2040 Account Class 1	Principal LifeTime 2040 - Class 1	22.42%	15.72%	7.04%	Aug. 30, 2004
S&P Target Date 2040 Index [Member]	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	22.10%	14.77%	7.37%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.52%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	7.23%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.57%
Principal LifeTime 2040 Blended Index [Member]	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	25.86%	15.33%	7.43%

Effective March 1, 2014, the Account's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2040 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds. The MSCI EAFE Index NDTR D is used to show international stock performance. The Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index (as defined below) shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2040 Blended Index were 62.45% Russell 3000® Index, 24.35% MSCI EAFE Index NDTR D, and 13.20% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal Lifetime 2050 Account
PRINCIPAL LIFETIME 2050 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2050 Account Principal LifeTime 2050 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.72%
Expenses (as a percentage of Assets)	0.78%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2050 Account Principal LifeTime 2050 Account Class 1	80	249	433	966

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 68.0% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.
Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.92%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.08%

Average Annual Total Returns PVC Contract Funds Prospectus Principal Lifetime 2050 Account	Label	1 Year	5 Years	Since Inception	Inception Date
Principal LifeTime 2050 Account Class 1	Principal LifeTime 2050 - Class 1	23.72%	16.02%	7.10%	Aug. 30, 2004
S&P Target Date 2050 Index [Member]	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	24.13%	15.27%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	8.52%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	7.23%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.57%
Principal LifeTime 2050 Blended Index [Member]	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	27.90%	15.89%	7.73%

Effective March 1, 2014, the Account's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2050 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds. The MSCI EAFE Index NDTR D is used to show international stock performance. The Barclays U.S. Aggregate Bond Index is used to show performance of domestic, taxable fixed-income securities. Performance of a blended index (as defined below) shows how the Account’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2050 Blended Index were 65.85% Russell 3000® Index, 27.10% MSCI EAFE Index NDTR D, and 7.05% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Principal Lifetime 2060 Account
PRINCIPAL LIFETIME 2060 ACCOUNT
Objective:
The Account seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PVC Contract Funds Prospectus Principal Lifetime 2060 Account Principal LifeTime 2060 Account Class 1
Management Fees (as a percentage of Assets)		0.03%
Other Expenses (as a percentage of Assets):		40.97%
Acquired Fund Fees and Expenses		0.82%
Expenses (as a percentage of Assets)		41.82%
Fee Waiver or Reimbursement	[1]	(40.87%)
Net Expenses (as a percentage of Assets)		0.95%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.13% for Class 1 shares. It is expected that the expense limit will continue through the period ending April 30, 2015; however, Principal Variable Contracts, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2060 Account Principal LifeTime 2060 Account Class 1	97	5,425	8,229	9,905

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. From May 1, 2013, date operations commenced, through December 31, 2013, the Account's annualized portfolio turnover rate was 79.4% of the average value of its portfolio.

Principal Investment Strategies
The Account operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds and other Principal Variable Contracts Funds, Inc. (“PVC”) Accounts according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Account’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account invests in PFI Institutional Class and PVC Class 1 shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Account.
Principal, with assistance from PGI, develops, implements and monitors the Account's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Account assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Account or changes in market forces or Account circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Account must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Account's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Account. At that time, the Account may be combined with the Principal LifeTime Strategic Income Account if the Board of Directors determines that the combination is in the best interests of Account shareholders. It is expected that at the target date in the Account’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Account is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Account operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Account that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
No performance information is shown because the Account has not yet had a calendar year of performance. Effective March 1, 2014, the Account's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2060 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds. You may get updated performance information online at www.principal.com.

Real Estate Securities Account
REAL ESTATE SECURITIES ACCOUNT
Objective:
The Account seeks to generate a total return.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Real Estate Securities Account	Real Estate Securities Account Class 1	Real Estate Securities Account Class 2
Management Fees (as a percentage of Assets)	0.89%	0.89%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Expenses (as a percentage of Assets)	0.89%	1.14%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Real Estate Securities Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Securities Account Class 1	91	284	493	1,096
Real Estate Securities Account Class 2	116	362	628	1,386

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 22.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of each purchase. For this Account's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Account concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Account is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Account's share price than would occur in a more diversified fund.

Principal Risks
The Account may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (01/08/2007) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	33.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-34.16%

Average Annual Total Returns PVC Contract Funds Prospectus Real Estate Securities Account	Label	1 Year	5 Years	10 Years
Real Estate Securities Account Class 1	Real Estate Securities Account - Class 1 (inception 05/01/1998)	4.10%	16.58%	9.74%
Real Estate Securities Account Class 2	Real Estate Securities Account - Class 2 (inception 01/08/2007)	3.87%	16.30%	9.48%
MSCI US REIT Index [Member]	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	2.47%	16.73%	8.40%

Short-Term Income Account
SHORT-TERM INCOME ACCOUNT
Objective:
The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Short-Term Income Account		Short-Term Income Account Class 1	Short-Term Income Account Class 2
Management Fees (as a percentage of Assets)		0.49%	0.49%
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		none	none
Expenses (as a percentage of Assets)		0.49%	0.74%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.48%	0.73%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to reduce the Account's expenses by 0.01% through the period ending April 30, 2015. It is expected that the expense reimbursement will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense reimbursement prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Short-Term Income Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Short-Term Income Account Class 1	49	156	273	615
Short-Term Income Account Class 2	75	235	410	917

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 54.7% of the average value of its portfolio.

Principal Investment Strategies
The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Account maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Barclays Credit 1-3 Years Index which as of December 31, 2013 was 1.91 years. The Account's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust ("REIT") securities. The Account invests in securities denominated in foreign currencies and in securities of foreign issuers.

Principal Risks
The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.23%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-2.03%

Average Annual Total Returns PVC Contract Funds Prospectus Short-Term Income Account	Label	1 Year	5 Years	10 Years
Short-Term Income Account Class 1	Short-Term Income Account - Class 1	1.14%	4.28%	3.35%
Short-Term Income Account Class 2	Short-Term Income Account - Class 2	1.25%	4.16%	3.13%
Barclays Credit 1-3 Years Index [Member]	Barclays Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	1.45%	4.46%	3.68%

SmallCap Blend Account
SMALLCAP BLEND ACCOUNT
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PVC Contract Funds Prospectus SmallCap Blend Account SmallCap Blend Account Class 1
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.97%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus SmallCap Blend Account SmallCap Blend Account Class 1	99	309	536	1,190

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 78.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Account, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2013, this range was between approximately $36 million and $5.268 billion).
The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q4 '11	18.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-26.33%

Average Annual Total Returns PVC Contract Funds Prospectus SmallCap Blend Account	Label	1 Year	5 Years	10 Years
SmallCap Blend Account Class 1	SmallCap Blend Account - Class 1	47.81%	20.46%	8.96%
Russell 2000 Index [Member]	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	38.82%	20.08%	9.07%

SmallCap Growth Account II
SMALLCAP GROWTH ACCOUNT II
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus SmallCap Growth Account II		SmallCap Growth Account II Class 1	SmallCap Growth Account II Class 2
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		1.05%	1.30%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.95%	1.20%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2015. The fee waiver will reduce the Account's Management Fees by 0.10% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus SmallCap Growth Account II (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth Account II Class 1	97	321	566	1,270
SmallCap Growth Account II Class 2	122	399	700	1,556

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 72.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Account, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2013, this range was between approximately $36 million and $5.268 billion). The Account invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (01/08/2007) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	18.63%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-28.78%

Average Annual Total Returns PVC Contract Funds Prospectus SmallCap Growth Account II	Label	1 Year	5 Years	10 Years
SmallCap Growth Account II Class 1	SmallCap Growth Account II - Class 1 (inception 05/01/1998)	47.42%	22.34%	8.16%
SmallCap Growth Account II Class 2	SmallCap Growth Account II - Class 2 (inception 01/08/2007)	46.98%	22.02%	7.87%
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	43.30%	22.58%	9.41%

SmallCap Value Account I
SMALLCAP VALUE ACCOUNT I
Objective:
The Account seeks long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus SmallCap Value Account I		SmallCap Value Account I Class 1	SmallCap Value Account I Class 2
Management Fees (as a percentage of Assets)		1.09%	1.09%
Distribution and Service (12b-1) Fees			0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Acquired Fund Fees and Expenses		0.09%	0.09%
Expenses (as a percentage of Assets)		1.23%	1.48%
Fee Waiver or Reimbursement	[1][2]	(0.15%)	(0.15%)
Net Expenses (as a percentage of Assets)		1.08%	1.33%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account's Management Fees through the period ending April 30, 2015. The fee waiver will reduce the Account's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Variable Contracts Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Account’s expenses by paying, if necessary, expenses normally payable by the Account, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.99% for Class 1 and 1.24% for Class 2 shares. It is expected that the expense limit will continue through the period ending April 30, 2015; however, Principal Variable Contracts, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus SmallCap Value Account I (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Value Account I Class 1	110	370	656	1,471
SmallCap Value Account I Class 2	135	448	789	1,751

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account’s performance. During the most recent fiscal year, the Account’s portfolio turnover rate was 57.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified group of equity securities of U.S. companies with small market capitalizations at the time of each purchase. For this Account, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2013, this range was between approximately $36 million and $4.593 billion). The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Account invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 35% of the Account's assets in equity securities in an attempt to match or exceed the performance of the Account's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.
The value of your investment in the Account changes with the value of the Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance of the Class 2 shares for periods prior to inception of the class (01/08/2007) reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	21.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.12%

Average Annual Total Returns PVC Contract Funds Prospectus SmallCap Value Account I	Label	1 Year	5 Years	10 Years
SmallCap Value Account I Class 1	SmallCap Value Account I - Class 1 (inception 05/01/1998)	39.76%	19.15%	8.67%
SmallCap Value Account I Class 2	SmallCap Value Account I - Class 2 (inception 01/08/2007)	39.44%	18.86%	8.42%
Russell 2000 Value Index [Member]	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	34.52%	17.64%	8.61%

Strategic Asset Management Flexible Income Portfolio Account
STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Strategic Asset Management Flexible Income Portfolio Account	Strategic Asset Management Flexible Income Portfolio Account Class 1	Strategic Asset Management Flexible Income Portfolio Account Class 2
Management Fees (as a percentage of Assets)	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.58%	0.58%
Expenses (as a percentage of Assets)	0.81%	1.06%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Strategic Asset Management Flexible Income Portfolio Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Asset Management Flexible Income Portfolio Account Class 1	83	259	450	1,002
Strategic Asset Management Flexible Income Portfolio Account Class 2	108	337	585	1,294

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 29.7% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.95%

Average Annual Total Returns PVC Contract Funds Prospectus Strategic Asset Management Flexible Income Portfolio Account	Label	1 Year	5 Years	10 Years
Strategic Asset Management Flexible Income Portfolio Account Class 1	SAM Flexible Income Portfolio - Class 1	7.75%	10.32%	5.81%
Strategic Asset Management Flexible Income Portfolio Account Class 2	SAM Flexible Income Portfolio - Class 2	7.46%	10.04%	5.54%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
SAM Flexible Income Blended Index [Member]	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	5.56%	7.86%	5.59%

Performance of a blended index (as defined below) shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index, and 5% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Conservative Balanced Portfoilio Account
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Strategic Asset Management Conservative Balanced Portfoilio Account	Strategic Asset Management Conservative Balanced Portfolio Account Class 1	Strategic Asset Management Conservative Balanced Portfolio Account Class 2
Management Fees (as a percentage of Assets)	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.63%	0.63%
Expenses (as a percentage of Assets)	0.86%	1.11%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Strategic Asset Management Conservative Balanced Portfoilio Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio Account Class 1	88	274	477	1,061
Strategic Asset Management Conservative Balanced Portfolio Account Class 2	113	353	612	1,352

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 35.6% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account's performance from year to year. The table shows how the Account's average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund. The predecessor fund’s performance in 2003 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.00%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.39%

Average Annual Total Returns PVC Contract Funds Prospectus Strategic Asset Management Conservative Balanced Portfoilio Account	Label	1 Year	5 Years	10 Years
Strategic Asset Management Conservative Balanced Portfolio Account Class 1	SAM Conservative Balanced Portfolio - Class 1	11.53%	11.44%	6.28%
Strategic Asset Management Conservative Balanced Portfolio Account Class 2	SAM Conservative Balanced Portfolio - Class 2	11.25%	11.16%	6.01%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
SAM Conservative Balanced Blended Index	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	10.17%	9.76%	6.12%

Performance of a blended index (as defined below) shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index, and 10% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Balanced Portfolio Account
STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
Objective:
The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Strategic Asset Management Balanced Portfolio Account	Strategic Asset Management Balanced Portfolio Account Class 1	Strategic Asset Management Balanced Portfolio Account Class 2
Management Fees (as a percentage of Assets)	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.67%	0.67%
Expenses (as a percentage of Assets)	0.90%	1.15%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Strategic Asset Management Balanced Portfolio Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Asset Management Balanced Portfolio Account Class 1	92	287	498	1,108
Strategic Asset Management Balanced Portfolio Account Class 2	117	365	633	1,398

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 46.7% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account’s performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.21%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.58%

Average Annual Total Returns PVC Contract Funds Prospectus Strategic Asset Management Balanced Portfolio Account	Label	1 Year	5 Years	10 Years
Strategic Asset Management Balanced Portfolio Account Class 1	SAM Balanced Portfolio - Class 1	17.68%	13.52%	6.92%
Strategic Asset Management Balanced Portfolio Account Class 2	SAM Balanced Portfolio - Class 2	17.32%	13.24%	6.65%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
SAM Balanced Blended Index [Member]	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	16.73%	12.32%	6.76%

Performance of a blended index (as defined below) shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Conservative Growth Portfolio Account
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Strategic Asset Management Conservative Growth Portfolio Account	Strategic Asset Management Conservative Growth Portfolio Account Class 1	Strategic Asset Management Conservative Growth Portfolio Account Class 2
Management Fees (as a percentage of Assets)	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.72%	0.72%
Expenses (as a percentage of Assets)	0.95%	1.20%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Strategic Asset Management Conservative Growth Portfolio Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Asset Management Conservative Growth Portfolio Account Class 1	97	303	525	1,166
Strategic Asset Management Conservative Growth Portfolio Account Class 2	122	381	660	1,455

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 48.5% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as government and government-sponsored securities and corporate bonds)

•	Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account’s performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance.Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.61%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.24%

Average Annual Total Returns PVC Contract Funds Prospectus Strategic Asset Management Conservative Growth Portfolio Account	Label	1 Year	5 Years	10 Years
Strategic Asset Management Conservative Growth Portfolio Account Class 1	SAM Conservative Growth Portfolio - Class 1	23.07%	15.17%	7.11%
Strategic Asset Management Conservative Growth Portfolio Account Class 2	SAM Conservative Growth Portfolio - Class 2	22.82%	14.88%	6.85%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
SAM Conservative Growth Blended Index	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	23.63%	14.80%	7.29%

Performance of a blended index (as defined below) shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% MSCI EAFE Index NDTR D and 20% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Strategic Asset Management Strategic Growth Portfolio Account
STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.

Annual Account Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PVC Contract Funds Prospectus Strategic Asset Management Strategic Growth Portfolio Account	Strategic Asset Management Strategic Growth Portfolio Account Class 1	Strategic Asset Management Strategic Growth Portfolio Account Class 2
Management Fees (as a percentage of Assets)	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.68%	0.68%
Expenses (as a percentage of Assets)	0.91%	1.16%

Example
This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PVC Contract Funds Prospectus Strategic Asset Management Strategic Growth Portfolio Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Asset Management Strategic Growth Portfolio Account Class 1	93	290	504	1,120
Strategic Asset Management Strategic Growth Portfolio Account Class 2	118	368	638	1,409

Portfolio Turnover
As a fund of funds, the Account does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Account. During its most recent fiscal year, the Account's portfolio turnover rate was 62.5% of the average value of its portfolio.

Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•	Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides some indication of the risks of investing in the Account. Past performance is not necessarily an indication of how the Account will perform in the future. You may get updated performance information online at www.principal.com.
The bar chart shows changes in the Account’s performance from year to year. The table shows how the Account’s average annual returns for 1, 5, and 10 years (or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.
Performance reflects the performance of the predecessor fund.

Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.38%

Average Annual Total Returns PVC Contract Funds Prospectus Strategic Asset Management Strategic Growth Portfolio Account	Label	1 Year	5 Years	10 Years
Strategic Asset Management Strategic Growth Portfolio Account Class 1	SAM Strategic Growth Portfolio - Class 1	27.40%	16.46%	7.28%
Strategic Asset Management Strategic Growth Portfolio Account Class 2	SAM Strategic Growth Portfolio - Class 2	27.09%	16.17%	7.02%
Russell 3000 Index [Member]	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	33.55%	18.71%	7.88%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
Barclays Aggregate Bond Index [Member]	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.02%)	4.44%	4.55%
SAM Strategic Growth Blended Index	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	28.89%	16.53%	7.60%

Performance of a blended index (as defined below) shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.